Segment reporting (Tables)	12 Months Ended
Apr. 30, 2025
Segment Reporting
Schedule of segment reporting

The following table sets forth a summary of single customers who represent 10% or more of the Group’s revenue:

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Customer A	15,381,429	12,637,595	4,697,422	3,598,454
Customer B	1,125,466	4,759,149	-	-
Customer C	-	-	2,676,037	2,049,975
Customer D	-	-	2,302,648	1,763,941
	16,506,895	17,396,744	9,676,107	7,412,370